RENTAL INCOME (Details 2) (USD $)	12 Months Ended
Jul. 31, 2012
2013	$ 15,052,637
2014	12,856,811
2015	11,401,103
2016	11,003,007
2017	9,521,601
After 2017	37,734,293
Total	97,569,452
Company Owned Property [Member]
2013	8,993,030
2014	7,588,782
2015	6,765,239
2016	6,605,458
2017	5,966,673
After 2017	22,989,765
Total	58,908,947
Leased Property [Member]
2013	6,059,607
2014	5,268,029
2015	4,635,864
2016	4,397,549
2017	3,554,928
After 2017	14,744,528
Total	$ 38,660,505